General Information - POSCO's Shareholders (Detail) - ₩ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of details of shareholders [Line Items]
Number of shares	87,186,835	87,186,835	87,186,835
Ownership (%)	100.00%
Number of shares represented by ADRs	0.25
Common share par value	₩ 5,000	₩ 5,000
National Pension Service [Member]
Disclosure of details of shareholders [Line Items]
Number of shares	9,660,885
Ownership (%)	11.08%
Nippon Steel & Sumitomo Metal Corporation [Member]
Disclosure of details of shareholders [Line Items]
Number of shares	2,894,712
Ownership (%)	3.32%
BlackRock Institutional Trust Company, N.A. [Member]
Disclosure of details of shareholders [Line Items]
Number of shares	2,483,875
Ownership (%)	2.85%
KB Financial Group Inc. and subsidiaries [Member]
Disclosure of details of shareholders [Line Items]
Number of shares	1,919,361
Ownership (%)	2.20%
Government Of Singapore Investment Corp Private Limited [Member]
Disclosure of details of shareholders [Line Items]
Number of shares	1,934,312
Ownership (%)	2.22%
Other [Member]
Disclosure of details of shareholders [Line Items]
Number of shares	68,293,690
Ownership (%)	78.33%